Average Annual Total Returns - Global X Funds			12 Months Ended	16 Months Ended			28 Months Ended		29 Months Ended	30 Months Ended		42 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended			62 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	74 Months Ended	81 Months Ended		88 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	100 Months Ended	106 Months Ended	112 Months Ended	114 Months Ended	116 Months Ended		120 Months Ended
		Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			32.04%												13.64%												17.76%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	·Return after taxes on distributions1
Average Annual Return, Percent	[1]		31.97%												13.57%												17.66%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[1]		19.00%												10.94%												14.88%
S&P 500 Index (USD) (TR)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%												14.42%																				14.82%
Solactive MLP Infrastructure Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive MLP Infrastructure Index (TR) (USD)2(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.70%												24.26%																				7.75%
Solactive MLP & Energy Infrastructure Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive MLP & Energy Infrastructure Index (TR) (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.77%												24.93%																				12.62%
Indxx SuperDividend® Alternatives Index (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Indxx SuperDividend® Alternatives Index (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			11.08%												8.31%																				6.99%
Concinnity Conscious Companies Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Concinnity Conscious Companies Index (TR) (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			14.53%												11.73%																	13.88%
Performance Inception Date		Jul. 11, 2016
S&P 500 Index (USD) (TR) (Inception Dated 07.11.16)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%												14.42%																	15.01%
Performance Inception Date		Jul. 11, 2016
ICE BofA Diversified Core U.S. Preferred Securities Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA Diversified Core U.S. Preferred Securities Index (TR) (USD)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			3.46%												0.11%														2.77%
Performance Inception Date		Sep. 11, 2017
S&P 500® Index (TR) (USD) (Inception Dated 09.11.17)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (TR) (USD)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%												14.42%														14.83%
Performance Inception Date		Sep. 11, 2017
S&P 500® Quality High Dividend Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Quality High Dividend Index (TR) (USD)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			3.26%												9.23%											8.02%
Performance Inception Date		Jul. 13, 2018
S&P 500® Index (TR) (USD) (Inception Dated 07.13.18)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (TR) (USD)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%												14.42%											14.54%
Performance Inception Date		Jul. 13, 2018
Adaptive Wealth Strategies U.S. Factor Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Adaptive Wealth Strategies® U.S. Factor Index (TR) (USD)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			13.88%												15.78%										12.36%
Performance Inception Date		Aug. 24, 2018
S&P 500® Index (USD) (TR) (Inception Dated 08.24.18)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%												14.42%										14.35%
Performance Inception Date		Aug. 24, 2018
ICE U.S. Variable Rate Preferred Securities Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE U.S. Variable Rate Preferred Securities Index(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			2.70%												2.95%					5.07%
Performance Inception Date		Jun. 22, 2020
S&P 500® Index (USD) (TR) (Inception Dated 06.22.20)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%												14.42%					17.01%
Performance Inception Date		Jun. 22, 2020
Adaptive Wealth Strategies U.S. Risk Management Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Adaptive Wealth Strategies® U.S. Risk Management Index (TR) (USD) (Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			9.32%														10.34%
Performance Inception Date		Jan. 12, 2021
S&P 500® Index (USD) (TR) (Inception Dated 01.12.21)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%														14.23%
Performance Inception Date		Jan. 12, 2021
Bloomberg U.S. Aggregate Bond Index (USD) (TR) (Inception Dated 06.20.23)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			7.30%								4.55%
Performance Inception Date		Jun. 20, 2023
Solactive 1-3 Month US T-Bill Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive 1-3 Month US T-Bill Index (TR) (USD)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			4.30%								4.95%
Performance Inception Date		Jun. 20, 2023
S&P 500 Index (USD) (TR) (Inception Dated 07.10.23)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%							21.06%
Performance Inception Date		Jul. 10, 2023
Global X U.S. Cash Flow Kings 100 Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Global X U.S. Cash Flow Kings 100 Index (TR) (USD)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.99%							17.78%
Performance Inception Date		Jul. 10, 2023
Bloomberg U.S. Aggregate Bond Index (USD) (TR) (Inception Dated 09.09.24)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			7.30%	2.98%	2.98%
Performance Inception Date		Sep. 09, 2024
FTSE US Treasury 1-3 Years Laddered Bond Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE US Treasury 1-3 Years Laddered Bond Index (TR) (USD)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			4.80%		4.23%
Performance Inception Date		Sep. 09, 2024
FTSE US Treasury 3-10 Years Laddered Bond Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE US Treasury 3-10 Years Laddered Bond Index (TR) (USD)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			7.42%		3.09%
Performance Inception Date		Sep. 09, 2024
FTSE US Treasury 10-30 Years Laddered Bond Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE US Treasury 10-30 Years Laddered Bond Index (TR) (USD)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			6.08%	(2.91%)
Performance Inception Date		Sep. 09, 2024
Indxx Millennials Thematic Index (USD) (NR)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Indxx Millennials Thematic Index (USD) (NR)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			5.05%												5.39%																		13.50%
Performance Inception Date		May 04, 2016
S&P 500® Index (TR) (Inception Dated 05.04.16)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%												14.42%																		15.24%
Performance Inception Date		May 04, 2016
Indxx Aging Population Thematic Index (USD) (NR)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Indxx Aging Population Thematic Index (USD)2 (NR) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[2]		20.22%												6.18%																			10.46%
Performance Inception Date	[2]	May 09, 2016
MSCI ACWI Index (USD) (NR) (Inception Dated 05.09.16)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (USD) (NR)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%												11.19%																			12.19%
Indxx Global Fintech Thematic Index (USD) (NR)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Indxx Global Fintech Thematic Index (USD) (NR)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			(4.99%)												(7.13%)																8.87%
Performance Inception Date		Sep. 12, 2016
MSCI ACWI Index (USD) (NR) (Inception Dated 09.12.16)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (USD) (NR)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%												11.19%																11.98%
Performance Inception Date	[3]	Sep. 12, 2016
Indxx Global Internet Of Things Thematic Index (USD) (NR)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Indxx Global Internet of Things Thematic Index (USD) (NR)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			7.22%												4.21%																11.47%
Performance Inception Date		Sep. 12, 2016
Indxx Global Robotics & Artificial Intelligence Thematic Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Indxx Global Robotics & Artificial Intelligence Thematic Index (NR) (USD)2(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[3]		13.98%												2.60%																10.95%
Performance Inception Date		Sep. 12, 2016
Indxx U.S. Infrastructure Development Index (USD) (TR)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Indxx U.S. Infrastructure Development Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			19.83%												19.16%															15.42%
Performance Inception Date		Mar. 06, 2017
S&P 500® Index (TR) (Inception Dated 03.06.17)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P® 500 Index (TR) (Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%												14.42%															14.64%
Performance Inception Date		Mar. 06, 2017
Solactive Autonomous & Electric Vehicles Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Autonomous & Electric Vehicles Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			30.19%												5.93%													10.94%
Performance Inception Date		Apr. 13, 2018
MSCI ACWI Index (NR) (USD) (Inception Dated 04.13.18)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%												11.19%													11.17%
Performance Inception Date		Apr. 13, 2018
Indxx Artificial Intelligence & Big Data Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Indxx Artificial Intelligence & Big Data Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			32.84%												14.29%												18.34%
Performance Inception Date		May 11, 2018
MSCI ACWI Index (NR) (USD) (Inception Dated 05.11.18)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%												11.19%												11.00%
Performance Inception Date		May 11, 2018
Solactive Genomics Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Genomics Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			19.38%												(12.91%)								(3.57%)
Performance Inception Date		Apr. 05, 2019
MSCI ACWI Index (NR) (USD) (Inception Dated 04.05.19)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (NR) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%												11.19%								12.28%
Performance Inception Date		Apr. 05, 2019
Indxx Global Cloud Computing Index (USD) (NR)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Indxx Global Cloud Computing Index (USD) (NR)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			(5.12%)												(3.16%)									7.18%
Performance Inception Date		Apr. 12, 2019
MSCI ACWI Index (NR) (USD) (Inception Dated 04.12.19)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%												11.19%									12.24%
Performance Inception Date		Apr. 12, 2019
Indxx Cybersecurity Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Indxx Cybersecurity Index (NR) (USD)2(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[4]		(4.71%)												2.54%							12.74%
Performance Inception Date	[4]	Oct. 25, 2019
MSCI ACWI Index (NR) (USD) (Inception Dated 10.25.19)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%												11.19%							12.79%
Performance Inception Date		Oct. 25, 2019
Solactive Thematic Growth Index (TR) (USD)
Prospectus [Line Items]
Performance Inception Date		Oct. 25, 2019
Solactive Video Games & Esports Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Video Games & Esports Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			27.96%												0.52%							13.17%
Performance Inception Date		Oct. 25, 2019
MSCI ACWI Index (NR) (USD) (Inception Dated 07.29.20)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%												(12.24%)				13.51%
Performance Inception Date		Jul. 29, 2020
Global X HealthTech Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Global X HealthTech Index (NR) (USD)2(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[5]		(0.51%)												11.19%				(7.35%)
Performance Inception Date		Jul. 29, 2020
Solactive Telemedicine & Digital Health Index (NR) (USD)
Prospectus [Line Items]
Performance Inception Date		Jul. 29, 2020
Indxx Global ClimateTech Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Indxx Global ClimateTech Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			57.05%												11.19%			(6.10%)
Performance Inception Date		Oct. 27, 2020
MSCI ACWI Index (NR) (USD) (Inception Dated 10.27.20)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%												(13.67%)			13.49%
Performance Inception Date		Oct. 27, 2020
MSCI ACWI Index (Net) (USD) (Inception Dated 10.27.20)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (Net) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%												8.31%			13.49%
Performance Inception Date		Oct. 27, 2020
Solactive Data Center REITs & Digital Infrastructure Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Data Center REITs & Digital Infrastructure Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			29.41%												11.19%			8.75%
Performance Inception Date		Oct. 27, 2020
Solactive Global Clean Water Industry Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Global Clean Water Industry Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes).
Average Annual Return, Percent			13.86%											6.89%
Performance Inception Date		Apr. 08, 2021
MSCI ACWI Index (NR) (USD) (Inception Dated 04.08.21)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes).
Average Annual Return, Percent			22.34%											10.14%
Performance Inception Date		Apr. 08, 2021
Solactive AgTech & Food Innovation Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive AgTech & Food Innovation Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes).
Average Annual Return, Percent			7.78%										(16.94%)
Performance Inception Date		Jul. 12, 2021
MSCI ACWI Index (NR) (USD) (Inception Dated 07.12.21)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes).
Average Annual Return, Percent			22.34%										9.44%
Performance Inception Date		Jul. 12, 2021
Solactive Blockchain Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Blockchain Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes).
Average Annual Return, Percent			27.26%										(6.96%)
Performance Inception Date		Jul. 12, 2021
Solactive Global Hydrogen Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Global Hydrogen Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes).
Average Annual Return, Percent			41.37%										(25.73%)
Performance Inception Date		Jul. 12, 2021
MSCI ACWI Index (NR) (USD) (Inception Dated 09.11.23)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes).
Average Annual Return, Percent			22.34%				20.50%
Performance Inception Date		Sep. 11, 2023
Global X Defense Tech Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Global X Defense Tech Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes).
Average Annual Return, Percent			75.57%				53.42%
Performance Inception Date		Sep. 11, 2023
MSCI ACWI Index (USD) (NR) (Inception Dated 08.27.24)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (USD) (NR)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes).
Average Annual Return, Percent			22.34%			17.62%
Performance Inception Date		Aug. 27, 2024
Global X Infrastructure Development ex-U.S. Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Global X Infrastructure Development ex-U.S. Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes).
Average Annual Return, Percent			30.19%			22.34%
Performance Inception Date		Aug. 27, 2024
JPMorgan EMBI Global Core Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		JPMorgan EMBI Global Core Index (TR) (USD)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			13.90%												1.40%						3.31%
Performance Inception Date		Jun. 01, 2020
Bloomberg Emerging Markets USD Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Emerging Markets USD Aggregate Bond Index (NR)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			11.11%												1.49%						2.98%
Performance Inception Date		Jun. 01, 2020
MSCI Emerging Markets Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	MSCI Emerging Markets Index (NR) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[6]		33.57%												4.20%																				8.42%
MSCI Emerging Markets ex China Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6],[7]	MSCI Emerging Markets ex China Index (NR) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)2
Average Annual Return, Percent	[6]		34.61% [7]												8.25%	[8]																			8.80% [8]
Hybrid MSCI Emerging Markets ex China Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6],[8]	Hybrid MSCI Emerging Markets ex China Index (NR) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)3
Average Annual Return, Percent	[6],[7]		34.61%												3.25%																				7.93%
MSCI Emerging Markets Index (Net) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	MSCI Emerging Markets Index (Net) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[9]		33.57%												4.20%																				8.42%
MSCI Emerging Markets Index (Net) (USD) (Inception Dated 08.16.23)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (Net) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			33.57%						19.14%
Performance Inception Date		Aug. 16, 2023
MSCI Brazil Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Brazil Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			49.72%						9.85%
Performance Inception Date		Aug. 16, 2023
MSCI Emerging Markets Index (Net) (USD) (Inception Dated 08.17.23)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (Net) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			33.57%					19.25%
Performance Inception Date		Aug. 17, 2023
MSCI India Index (NR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI India Index (NR) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			2.62%					11.99%
Performance Inception Date		Aug. 17, 2023
Bloomberg U.S Treasury Inflation-Linked Bond Index (TR) (USD)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S Treasury Inflation-Linked Bond Index (TR) (USD) (Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.01%									2.28%
Performance Inception Date		Jul. 05, 2022
Bloomberg U.S. Aggregate Bond Index (TR) (USD) (Inception Dated 07.05.22)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (TR) (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.30%									2.81%
Performance Inception Date		Jul. 05, 2022
Global X MLP ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			5.93%												21.21%																				6.12%
Global X MLP ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10]	·Return after taxes on distributions1
Average Annual Return, Percent	[10]		4.31%												19.56%																				5.37%
Global X MLP ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[10]		4.65%												17.14%																				4.80%
Global X MLP & Energy Infrastructure ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			5.15%												24.06%																				11.86%
Global X MLP & Energy Infrastructure ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	·Return after taxes on distributions1
Average Annual Return, Percent	[11]		4.57%												22.78%																				10.36%
Global X MLP & Energy Infrastructure ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[11]		3.45%												19.30%																				9.06%
Global X Alternative Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			10.98%												8.15%																				6.68%
Global X Alternative Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	·Return after taxes on distributions1
Average Annual Return, Percent	[12]		7.98%												5.36%																				4.12%
Global X Alternative Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[12]		6.48%												5.09%																				4.26%
Global X Conscious Companies ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			14.04%												11.22%																	13.37%
Performance Inception Date		Jul. 11, 2016
Global X Conscious Companies ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[13]	·Return after taxes on distributions1
Average Annual Return, Percent	[13]		13.35%												10.87%																	12.99%
Global X Conscious Companies ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[13]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[13]		8.80%												8.90%																	11.10%
Global X U.S. Preferred ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			3.18%												(0.13%)														2.55%
Performance Inception Date		Sep. 11, 2017
Global X U.S. Preferred ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[14]	·Return after taxes on distributions1
Average Annual Return, Percent	[14]		1.37%												(1.82%)														0.79%
Global X U.S. Preferred ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[14]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[14]		2.65%												(0.42%)														1.56%
Global X S&P 500 Quality Dividend ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			3.02%												8.95%											7.71%
Performance Inception Date		Jul. 13, 2018
Global X S&P 500 Quality Dividend ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[15]	·Return after taxes on distributions1
Average Annual Return, Percent	[15]		2.26%												8.17%											6.91%
Global X S&P 500 Quality Dividend ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[15]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[15]		2.32%												6.99%											6.01%
Global X Adaptive U.S. Factor ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			13.48%												15.40%										11.99%
Performance Inception Date		Aug. 24, 2018
Global X Adaptive U.S. Factor ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	·Return after taxes on distributions1
Average Annual Return, Percent	[16]		12.62%												14.69%										11.14%
Global X Adaptive U.S. Factor ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[16]		8.40%												12.23%										9.45%
Global X Variable Rate Preferred ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			2.11%												2.66%					4.77%
Performance Inception Date		Jun. 22, 2020
Global X Variable Rate Preferred ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[17]	·Return after taxes on distributions1
Average Annual Return, Percent	[17]		(0.13%)												0.79%					2.91%
Global X Variable Rate Preferred ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[17]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[17]		2.26%												1.69%					3.35%
Global X Adaptive U.S. Risk Management ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			8.87%														10.03%
Performance Inception Date		Jan. 12, 2021
Global X Adaptive U.S. Risk Management ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	·Return after taxes on distributions1
Average Annual Return, Percent	[18]		8.43%														9.58%
Global X Adaptive U.S. Risk Management ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[18]		5.42%														7.79%
Global X 1-3 Month T-Bill ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			4.24%								4.90%
Performance Inception Date		Jun. 20, 2023
Global X 1-3 Month T-Bill ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[19]	·Return after taxes on distributions1
Average Annual Return, Percent	[19]		2.50%								2.90%
Global X 1-3 Month T-Bill ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[19]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[19]		2.49%								2.88%
Global X U.S. Cash Flow Kings 100 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			17.46%							17.35%
Performance Inception Date		Jul. 10, 2023
Global X U.S. Cash Flow Kings 100 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[20]	·Return after taxes on distributions1
Average Annual Return, Percent	[20]		16.80%							16.72%
Global X U.S. Cash Flow Kings 100 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[20]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[20]		10.71%							13.47%
Global X Short-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			4.67%		4.10%
Performance Inception Date		Sep. 09, 2024
Global X Short-Term Treasury Ladder ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[21]	·Return after taxes on distributions1
Average Annual Return, Percent	[21]		3.06%		2.56%
Global X Short-Term Treasury Ladder ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[21]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[21]		2.74%		2.47%
Global X Intermediate-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			7.25%		2.91%
Performance Inception Date		Sep. 09, 2024
Global X Intermediate-Term Treasury Ladder ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[22]	·Return after taxes on distributions1
Average Annual Return, Percent	[22]		5.69%		1.42%
Global X Intermediate-Term Treasury Ladder ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[22]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[22]		4.27%		1.59%
Global X Long-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			5.67%	(3.18%)
Performance Inception Date		Sep. 09, 2024
Global X Long-Term Treasury Ladder ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[23]	·Return after taxes on distributions1
Average Annual Return, Percent	[23]		3.80%	(4.84%)
Global X Long-Term Treasury Ladder ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[23]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[23]		3.34%	(3.11%)
Global X Millennial Consumer ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			4.53%												4.89%																		12.96%
Performance Inception Date		May 04, 2016
Global X Millennial Consumer ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[24]	·Return after taxes on distributions1
Average Annual Return, Percent	[24]		4.47%												4.83%																		12.86%
Global X Millennial Consumer ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[24]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[24]		2.72%												3.80%																		10.83%
Global X Aging Population ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			19.71%												5.87%																			10.14%
Performance Inception Date		May 09, 2016
Global X Aging Population ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[25]	·Return after taxes on distributions1
Average Annual Return, Percent	[25]		19.45%												5.67%																			9.89%
Global X Aging Population ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[25]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[25]		11.84%												4.56%																			8.28%
Global X Aging Population ETF Class | MSCI ACWI Index (USD) (NR) (Inception Dated 05.09.16)
Prospectus [Line Items]
Performance Inception Date		May 09, 2016
Global X FinTech ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			(5.49%)												(7.52%)																8.30%
Performance Inception Date		Sep. 12, 2016
Global X FinTech ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[26]	·Return after taxes on distributions1
Average Annual Return, Percent	[26]		(5.65%)												(8.00%)																7.99%
Global X FinTech ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[26]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[26]		(3.18%)												(5.63%)																6.66%
Global X Internet of Things ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			6.59%												3.74%																11.03%
Performance Inception Date		Sep. 12, 2016
Global X Internet of Things ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[27]	·Return after taxes on distributions1
Average Annual Return, Percent	[27]		6.45%												3.57%																10.80%
Global X Internet of Things ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[27]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[27]		4.00%												2.88%																9.06%
Global X Robotics & Artificial Intelligence ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			13.71%												2.11%																10.54%
Performance Inception Date		Sep. 12, 2016
Global X Robotics & Artificial Intelligence ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[28]	·Return after taxes on distributions1
Average Annual Return, Percent	[28]		13.56%												2.08%																10.48%
Global X Robotics & Artificial Intelligence ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[28]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[28]		8.28%												1.64%																8.72%
Global X U.S. Infrastructure Development ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			19.23%												18.47%															14.80%
Performance Inception Date		Mar. 06, 2017
Global X U.S. Infrastructure Development ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[29]	·Return after taxes on distributions1
Average Annual Return, Percent	[29]		18.92%												18.26%															14.62%
Global X U.S. Infrastructure Development ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[29]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[29]		11.52%												14.99%															12.36%
Global X Autonomous & Electric Vehicles ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			29.88%												5.71%													10.76%
Performance Inception Date		Apr. 13, 2018
Global X Autonomous & Electric Vehicles ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[30]	·Return after taxes on distributions1
Average Annual Return, Percent	[30]		29.49%												5.37%													10.38%
Global X Autonomous & Electric Vehicles ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[30]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[30]		17.88%												4.39%													8.65%
Global X Artificial Intelligence & Technology ETF Class
Prospectus [Line Items]
Performance Inception Date		May 11, 2018
Global X Genomics & Biotechnology ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			19.01%												(13.31%)								(4.05%)
Performance Inception Date		Apr. 05, 2019
Global X Genomics & Biotechnology ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[31]	·Return after taxes on distributions1
Average Annual Return, Percent	[31]		18.39%												(13.40%)								(4.13%)
Global X Genomics & Biotechnology ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[31]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[31]		11.26%												(9.41%)								(3.02%)
Global X Cloud Computing ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			(5.75%)												(3.79%)									6.50%
Performance Inception Date		Apr. 12, 2019
Global X Cloud Computing ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[32]	·Return after taxes on distributions1
Average Annual Return, Percent	[32]		(5.75%)												(3.87%)									6.43%
Global X Cloud Computing ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[32]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[32]		(3.41%)												(2.82%)									5.16%
Global X Cybersecurity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			(5.19%)												2.08%							12.40%
Performance Inception Date		Oct. 25, 2019
Global X Cybersecurity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[33]	·Return after taxes on distributions1
Average Annual Return, Percent	[33]		(5.20%)												1.96%							12.25%
Global X Cybersecurity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[33]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[33]		(3.07%)												1.58%							10.01%
Global X Dorsey Wright Thematic ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			3.58%												(10.06%)							0.47%
Performance Inception Date		Oct. 25, 2019
Global X Dorsey Wright Thematic ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[34]	·Return after taxes on distributions1
Average Annual Return, Percent	[34]		3.15%												(10.48%)							0.05%
Global X Dorsey Wright Thematic ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[34]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[34]		2.27%												(7.34%)							0.26%
Global X Dorsey Wright Thematic ETF Class | Nasdaq Dorsey Wright Thematic RotationTM Total Return Index (TR)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[35]	Nasdaq Dorsey Wright Thematic RotationTM Total Return Index (TR)2(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[35]		(4.47%)												(1.93%)							(0.37%)
Performance Inception Date		Oct. 25, 2019
Global X Video Games & Esports ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			27.55%												0.08%							12.67%
Performance Inception Date		Oct. 25, 2019
Global X Video Games & Esports ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[36]	·Return after taxes on distributions1
Average Annual Return, Percent	[36]		26.90%												(0.14%)							12.42%
Global X Video Games & Esports ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[36]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[36]		16.48%												0.02%							10.22%
Global X HealthTech ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			(1.00%)												(12.67%)				(7.81%)
Performance Inception Date		Jul. 29, 2020
Global X HealthTech ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[37]	·Return after taxes on distributions1
Average Annual Return, Percent	[37]		(1.07%)												(12.69%)				(7.83%)
Global X HealthTech ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[37]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[37]		(0.54%)												(8.97%)				(5.68%)
Global X ClimateTech ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			56.66%												(13.41%)			(5.84%)
Performance Inception Date		Oct. 27, 2020
Global X ClimateTech ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[38]	·Return after taxes on distributions1
Average Annual Return, Percent	[38]		56.23%												(13.60%)			(6.04%)
Global X ClimateTech ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[38]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[38]		33.61%												(9.49%)			(4.36%)
Global X Data Center & Digital Infrastructure ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			28.88%												8.07%			8.52%
Performance Inception Date		Oct. 27, 2020
Global X Data Center & Digital Infrastructure ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[39]	·Return after taxes on distributions1
Average Annual Return, Percent	[39]		28.31%												7.44%			7.89%
Global X Data Center & Digital Infrastructure ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[39]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[39]		17.12%												6.05%			6.42%
Global X Clean Water ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			13.26%											6.46%
Performance Inception Date		Apr. 08, 2021
Global X Clean Water ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[40]	·Return after taxes on distributions1
Average Annual Return, Percent	[40]		12.82%											6.06%
Global X Clean Water ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[40]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[40]		8.07%											4.99%
Global X AgTech & Food Innovation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			7.66%										(17.20%)
Performance Inception Date		Jul. 12, 2021
Global X AgTech & Food Innovation ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[41]	·Return after taxes on distributions1
Average Annual Return, Percent	[41]		6.96%										(17.54%)
Global X AgTech & Food Innovation ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[41]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[41]		5.00%										(11.96%)
Global X Blockchain ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			27.25%										(6.15%)
Performance Inception Date		Jul. 12, 2021
Global X Blockchain ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[42]	·Return after taxes on distributions1
Average Annual Return, Percent	[42]		26.24%										(7.51%)
Global X Blockchain ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[42]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[42]		16.14%										(5.13%)
Global X Blockchain ETF Class | MSCI ACWI Index (NR) (USD) (Inception Dated 07.12.21)
Prospectus [Line Items]
Performance Inception Date		Jul. 12, 2021
Global X Hydrogen ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			45.15%										(25.48%)
Performance Inception Date		Jul. 12, 2021
Global X Hydrogen ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[43]	·Return after taxes on distributions1
Average Annual Return, Percent	[43]		42.80%										(25.77%)
Global X Hydrogen ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[43]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[43]		26.63%										(16.74%)
Global X Defense Tech ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			74.55%				52.57%
Performance Inception Date		Sep. 11, 2023
Global X Defense Tech ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[44]	·Return after taxes on distributions1
Average Annual Return, Percent	[44]		74.32%				52.36%
Global X Defense Tech ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[44]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[44]		44.29%				42.27%
Global X Infrastructure Development ex-U.S. ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			29.16%			14.74%
Performance Inception Date		Aug. 27, 2024
Global X Infrastructure Development ex-U.S. ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[21]	·Return after taxes on distributions1
Average Annual Return, Percent	[21]		28.93%			14.53%
Global X Infrastructure Development ex-U.S. ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[21]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[21]		17.71%			11.39%
Global X Emerging Markets Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			12.29%												2.44%						4.64%
Performance Inception Date		Jun. 01, 2020
Global X Emerging Markets Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[45]	·Return after taxes on distributions1
Average Annual Return, Percent	[45]		9.73%												0.27%						2.40%
Global X Emerging Markets Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[45]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[45]		7.19%												0.87%						2.55%
Global X Emerging Markets ex-China ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	·Return before taxes
Average Annual Return, Percent	[6]		27.48%												2.12%																				7.28%
Global X Emerging Markets ex-China ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	·Return after taxes on distributions
Average Annual Return, Percent	[6]		27.53%												2.09%																				7.09%
Global X Emerging Markets ex-China ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	·Return after taxes on distributions and sale of Fund Shares
Average Annual Return, Percent	[6]		16.77%												2.36%																				6.27%
Global X Emerging Markets Great Consumer ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	·Return before taxes
Average Annual Return, Percent	[9]		18.39%												(4.75%)																				4.78%
Global X Emerging Markets Great Consumer ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	·Return after taxes on distributions
Average Annual Return, Percent	[9]		18.82%												(4.79%)																				4.65%
Global X Emerging Markets Great Consumer ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	·Return after taxes on distributions and sale of Fund Shares
Average Annual Return, Percent	[9]		11.59%												(3.15%)																				4.09%
Global X Brazil Active ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			44.96%						8.02%
Performance Inception Date		Aug. 16, 2023
Global X Brazil Active ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[46]	·Return after taxes on distributions1
Average Annual Return, Percent	[46]		43.73%						6.99%
Global X Brazil Active ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[46]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[46]		27.37%						6.02%
Global X India Active ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			4.20%					9.73%
Performance Inception Date		Aug. 17, 2023
Global X India Active ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[47]	·Return after taxes on distributions1
Average Annual Return, Percent	[47]		4.21%					9.09%
Global X India Active ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[47]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[47]		2.96%					7.41%
Global X Interest Rate Volatility & Inflation Hedge ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			7.55%									(1.67%)
Performance Inception Date		Jul. 05, 2022
Global X Interest Rate Volatility & Inflation Hedge ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[48]	·Return after taxes on distributions1
Average Annual Return, Percent	[48]		5.47%									(3.30%)
Global X Interest Rate Volatility & Inflation Hedge ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[48]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[48]		4.47%									(1.94%)

[1]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[2]	The Fund changed its Underlying Index from the Indxx Global Longevity Thematic Index to the Indxx Aging Population Thematic Index on April 9, 2021. Performance through April 9, 2021 reflects the performance of the Indxx Global Longevity Thematic Index.
[3]	The Underlying Index underwent changes to its methodology effective March 13, 2026.
[4]	Historic index performance reflects a recalculation of the index by the index provider as of January 28, 2025.
[5]	Effective April 1, 2025, the Fund changed its Underlying Index from the Solactive Telemedicine & Digital Health Index to the Global X HealthTech Index. Performance reflects the performance of the Solactive Telemedicine & Digital Health Index through March 31, 2025, and the Global X HealthTech Index thereafter.
[6]	Performance shown for periods prior to May 12, 2023 reflects that of the Predecessor Fund.
[7]	The Fund's inception date predates the MSCI Emerging Markets ex China Index's inception date of March 9, 2017. Accordingly the MSCI Emerging Markets ex China Index does not have 10 calendar years of performance and the table instead reflects the MSCI Emerging Markets ex China Index's performance for 1 calendar year, 5 calendar years and from its inception on March 9, 2017.
[8]	Effective April 1, 2024, the Fund began to compare its performance to the MSCI Emerging Markets ex China Index. Performance reflects the performance of the MSCI Emerging Markets Index through March 31, 2024, and the MSCI Emerging Markets ex China Index thereafter.
[9]	Performance shown for periods prior to May 12, 2023 reflects that of the Predecessor Fund.
[10]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[11]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[12]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[13]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[14]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[15]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[16]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[17]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[18]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[19]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[20]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[21]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[22]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[23]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[24]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[25]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[26]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[27]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[28]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[29]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[30]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[31]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[32]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[33]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[34]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs)
[35]	Effective April 1, 2025, the Fund changed its Underlying Index from the Solactive Thematic Growth Index to the Nasdaq Dorsey Wright Thematic Rotation™ Total Return Index. Performance reflects the performance of the Solactive Thematic Growth Index through March 31, 2025, and the Nasdaq Dorsey Wright Thematic Rotation™ Total Return Index thereafter.
[36]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[37]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[38]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[39]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[40]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[41]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[42]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[43]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[44]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[45]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[46]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[47]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[48]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).